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CNA Plaza  Chicago  IL  60685-0001            WILLIAM K. BORLAND, JD, LL.M
                                              Vice President & Associate
                                              General Counsel
                                              Law Department
                                              36S

                                              Telephone 312-822-1495
                                              Facsimile 312-817-3303

                                              1933 Act
                                              Rule 485(b)

      May 6, 2003                             VIA EDGAR
                                              ---------



     Securities and Exchange Commission
     450 Fifth Street, NW
     Washington, D.C. 20549


     Re: Valley Forge Life Insurance Company Variable Annuity Separate Account Valley Forge Life Insurance Company Registration Nos. 333-01087 and 811-07547


     To the Commission Staff:

     In accordance with Rule 497(j) of the Securities Act of 1933, as amended, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under rule 497(c), would not have differed from that contained in the most recent amendment and has been filed electronically on Form N-4 pursuant to Rule 485(b) on April 30, 2003.



     /s/ William K. Borland
     ----------------------
     William K. Borland

     Vice President and Associate General Counsel